Distribution Date: Dec 26, 2006
DISTRIBUTION PACKAGE
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
One Federal Street, 3rd FL; Boston, MA 02110
www.usbank.com
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
N/A
Aurora Loan Services Inc
October 25, 2006
September 29, 2006
September 01, 2006
Lehman Brothers Inc.
- Payment Date Statement

- Remittance Summary Group

- Remittance Summary Servicer

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Lai Yee Yuen
(617) 603-6433
lyyuen@usbank.com
Distribution Date
26-Dec-06
Determination Date 18-Dec-06 Accrual Periods: Begin End
Record Date - X, P, R, C 30-Nov-06 Libor Certificates 11/27/2006 12/25/2006
Record Date - others 24-Dec-06 Others 11/1/2006 11/30/2006
Payment Detail:
Pass
Deferred
Applied
Through
Original
Beginning
Principal
Interest
Total
Interest /
Loss
Ending
Class
Rate (1)
Balance
Balance
Paid
Paid
Paid
Net Negam (2)
Amount
Balance
1A1A 5.40000% $397,209,000.00 $393,745,578.77 $1,353,611.71 $1,712,793.27 $3,066,404.98 0.00 $0.00 $392,391,967.06
1A1B 5.44000% $44,134,000.00 $43,749,178.32 $150,400.17 $191,718.62 $342,118.79 0.00 $0.00 $43,598,778.15
1A2A1 5.49000% $115,000,000.00 $115,000,000.00 $0.00 $508,587.50 $508,587.50 0.00 $0.00 $115,000,000.00
1A2A2U 5.47000% $62,404,000.00 $62,404,000.00 $0.00 $274,976.29 $274,976.29 0.00 $0.00 $62,404,000.00
1A2A2 5.47000% $62,404,000.00 $62,404,000.00 $0.00 $274,976.29 $274,976.29 0.00 $0.00 $62,404,000.00
1A2B 5.53000% $19,711,000.00 $19,711,000.00 $0.00 $87,807.03 $87,807.03 0.00 $0.00 $19,711,000.00
1A3A1 5.54000% $200,000,000.00 $200,000,000.00 $0.00 $892,555.56 $892,555.56 0.00 $0.00 $200,000,000.00
1A3A2U 5.52000% $46,434,000.00 $46,434,000.00 $0.00 $206,476.52 $206,476.52 0.00 $0.00 $46,434,000.00
1A3A2 5.52000% $46,434,000.00 $46,434,000.00 $0.00 $206,476.52 $206,476.52 0.00 $0.00 $46,434,000.00
1A3B 5.58000% $28,965,000.00 $28,965,000.00 $0.00 $130,197.68 $130,197.68 0.00 $0.00 $28,965,000.00
1A4 5.65000% $14,250,000.00 $14,250,000.00 $0.00 $64,857.29 $64,857.29 0.00 $0.00 $14,250,000.00
2A 5.54500% $205,871,000.00 $206,189,750.20 $376,895.24 $921,009.52 $1,297,904.76 0.00 $0.00 $205,812,854.96
M1 5.73000% $28,735,000.00 $28,749,913.29 $0.00 $132,704.81 $132,704.81 0.00 $0.00 $28,749,913.29
M2 5.73000% $28,735,000.00 $28,749,913.29 $0.00 $132,704.81 $132,704.81 0.00 $0.00 $28,749,913.29
M3 5.73000% $33,205,000.00 $33,222,233.19 $0.00 $153,348.29 $153,348.29 0.00 $0.00 $33,222,233.19
M4 5.78000% $10,217,000.00 $10,222,302.56 $0.00 $47,596.18 $47,596.18 0.00 $0.00 $10,222,302.56
M5 5.84000% $11,494,000.00 $11,499,965.32 $0.00 $54,100.95 $54,100.95 0.00 $0.00 $11,499,965.32
M6 5.95000% $5,108,000.00 $5,110,651.02 $0.00 $24,495.63 $24,495.63 0.00 $0.00 $5,110,651.02
M7 6.42000% $5,108,000.00 $5,110,651.02 $0.00 $26,430.58 $26,430.58 0.00 $0.00 $5,110,651.02
M8 6.67000% $4,470,000.00 $4,472,319.90 $0.00 $24,030.02 $24,030.02 0.00 $0.00 $4,472,319.90
M9 7.07000% $4,470,000.00 $4,472,319.90 $0.00 $25,471.10 $25,471.10 0.00 $0.00 $4,472,319.90
M10 7.07000% $5,236,000.00 $5,238,717.45 $0.00 $29,835.95 $29,835.95 0.00 $0.00 $5,238,717.45
X N/A $6,390,938.13 $6,385,735.00 $0.00 $2,554,433.55 $2,554,433.55 N/A N/A $6,385,735.00
P N/A $0.00 $0.00 $0.00 $84,558.47 $84,558.47 N/A N/A $0.00
R N/A $0.00 $0.00 $0.00 0.00 $0.00 N/A N/A $0.00
C N/A $0.00 $0.00 $0.00 0.00 $0.00 N/A N/A $0.00
Totals: $1,277,146,938.13 $1,273,683,229.24 $1,880,907.12 $8,280,689.62 $10,161,596.74 $0.00 $0.00 $1,271,802,322.11
(1) Reflects the application of Net Funds Cap
(2) Deferred Interest reduces interest paid and increases Ending Balance
Amounts Per 1,000:
Applied
Principal
Interest
Loss
Ending
Class
Cusip
Balance
Paid
Paid
Amount
Balance
Index
Value
1A1A 39538AAA4 $991.28060736 $3.40780725 $4.31207065 $0.00000000 $987.87280011 LIBOR 5.32000%
1A1B 39538AAB2 $991.28060724 $3.40780736 $4.34401187 $0.00000000 $987.87279988
1A2A1 39538AAC0 $1,000.00000000 $0.00000000 $4.42250000 $0.00000000 $1,000.00000000
1A2A2U AR51A2A2U $1,000.00000000 $0.00000000 $4.40638885 $0.00000000 $1,000.00000000
1A2A2 39538AAE6 $1,000.00000000 $0.00000000 $4.40638885 $0.00000000 $1,000.00000000
1A2B 39538AAF3 $1,000.00000000 $0.00000000 $4.45472224 $0.00000000 $1,000.00000000
1A3A1 39538AAG1 $1,000.00000000 $0.00000000 $4.46277780 $0.00000000 $1,000.00000000
1A3A2U AR51A3A2U $1,000.00000000 $0.00000000 $4.44666667 $0.00000000 $1,000.00000000
1A3A2 39538AAJ5 $1,000.00000000 $0.00000000 $4.44666667 $0.00000000 $1,000.00000000
1A3B 39538AAK2 $1,000.00000000 $0.00000000 $4.49500017 $0.00000000 $1,000.00000000
1A4 39538AAL0 $1,000.00000000 $0.00000000 $4.55138877 $0.00000000 $1,000.00000000
2A 39538AAM8 $1,001.54830063 $1.83073497 $4.47372151 $0.00000000 $999.71756566
M1 39538AAN6 $1,000.51899392 $0.00000000 $4.61822899 $0.00000000 $1,000.51899391
M2 39538AAP1 $1,000.51899392 $0.00000000 $4.61822899 $0.00000000 $1,000.51899391
M3 39538AAQ9 $1,000.51899392 $0.00000000 $4.61822888 $0.00000000 $1,000.51899383
M4 39538AAR7 $1,000.51899392 $0.00000000 $4.65852794 $0.00000000 $1,000.51899383
M5 39538AAS5 $1,000.51899392 $0.00000000 $4.70688620 $0.00000000 $1,000.51899426
M6 39538AAT3 $1,000.51899392 $0.00000000 $4.79554229 $0.00000000 $1,000.51899374
M7 39538AAU0 $1,000.51899392 $0.00000000 $5.17435004 $0.00000000 $1,000.51899374
M8 39538AAV8 $1,000.51899392 $0.00000000 $5.37584340 $0.00000000 $1,000.51899329
M9 39538AAW6 $1,000.51899392 $0.00000000 $5.69823266 $0.00000000 $1,000.51899329
M10 39538AAX4 $1,000.51899392 $0.00000000 $5.69823338 $0.00000000 $1,000.51899351
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR5
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Lai Yee Yuen
(617) 603-6433
lyyuen@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR5
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Outstanding
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Interest /
Interest
Carryforward
Class
Fix Rate
PT Rate (1)
Relief Act
Paid (2)
Unpaid
Net Negam
Paid (3)
Interest
1A1A 5.40000% $1,712,793.27 $0.00 $0.00 $0.00 $0.00 $0.00 $1,712,793.27 $0.00
1A1B 5.44000% $191,718.62 $0.00 $0.00 $0.00 $0.00 $0.00 $191,718.62 $0.00
1A2A1 5.49000% $508,587.50 $0.00 $0.00 $0.00 $0.00 $0.00 $508,587.50 $0.00
1A2A2U 5.47000% $274,976.29 $0.00 $0.00 $0.00 $0.00 $0.00 $274,976.29 $0.00
1A2A2 5.47000% $274,976.29 $0.00 $0.00 $0.00 $0.00 $0.00 $274,976.29 $0.00
1A2B 5.53000% $87,807.03 $0.00 $0.00 $0.00 $0.00 $0.00 $87,807.03 $0.00
1A3A1 5.54000% $892,555.56 $0.00 $0.00 $0.00 $0.00 $0.00 $892,555.56 $0.00
1A3A2U 5.52000% $206,476.52 $0.00 $0.00 $0.00 $0.00 $0.00 $206,476.52 $0.00
1A3A2 5.52000% $206,476.52 $0.00 $0.00 $0.00 $0.00 $0.00 $206,476.52 $0.00
1A3B 5.58000% $130,197.68 $0.00 $0.00 $0.00 $0.00 $0.00 $130,197.68 $0.00
1A4 5.65000% $64,857.29 $0.00 $0.00 $0.00 $0.00 $0.00 $64,857.29 $0.00
2A 5.54500% $921,009.52 $0.00 $0.00 $0.00 $0.00 $0.00 $921,009.52 $0.00
M1 5.73000% $132,704.81 $0.00 $0.00 $0.00 $0.00 $0.00 $132,704.81 $0.00
M2 5.73000% $132,704.81 $0.00 $0.00 $0.00 $0.00 $0.00 $132,704.81 $0.00
M3 5.73000% $153,348.29 $0.00 $0.00 $0.00 $0.00 $0.00 $153,348.29 $0.00
M4 5.78000% $47,596.18 $0.00 $0.00 $0.00 $0.00 $0.00 $47,596.18 $0.00
M5 5.84000% $54,100.95 $0.00 $0.00 $0.00 $0.00 $0.00 $54,100.95 $0.00
M6 5.95000% $24,495.63 $0.00 $0.00 ($0.00) $0.00 $0.00 $24,495.63 $0.00
M7 6.42000% $26,430.58 $0.00 $0.00 $0.00 $0.00 $0.00 $26,430.58 $0.00
M8 6.67000% $24,030.02 $0.00 $0.00 $0.00 $0.00 $0.00 $24,030.02 $0.00
M9 7.07000% $25,471.10 $0.00 $0.00 $0.00 $0.00 $0.00 $25,471.10 $0.00
M10 7.07000% $29,835.95 $0.00 $0.00 $0.00 $0.00 $0.00 $29,835.95 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon (represents interest payable to Remic 2 Regular Interests)
(2) Represents non-Remic 2 Regular Interests payments to respective class. The aggregate, including interest paid to the Class X, represents Remic 2 Regular Interest payments to the Class X
(3) Includes Deferred Amounts Paid below (Deferred Amounts = unpaid / unrecovered Applied Loss Amounts)
Applied Loss Detail:
Begin
Deferred
Deferred
Current
Outstanding
Deferred
Amounts
Amount
Applied Loss
Deferred
Class
Amount
Recovered
Paid
Amount
Amount
1A1A $0.00 $0.00 $0.00 $0.00 $0.00
1A1B $0.00 $0.00 $0.00 $0.00 $0.00
1A2A1 $0.00 $0.00 $0.00 $0.00 $0.00
1A2A2U $0.00 $0.00 $0.00 $0.00 $0.00
1A2A2 $0.00 $0.00 $0.00 $0.00 $0.00
1A2B $0.00 $0.00 $0.00 $0.00 $0.00
1A3A1 $0.00 $0.00 $0.00 $0.00 $0.00
1A3A2U $0.00 $0.00 $0.00 $0.00 $0.00
1A3A2 $0.00 $0.00 $0.00 $0.00 $0.00
1A3B $0.00 $0.00 $0.00 $0.00 $0.00
1A4 $0.00 $0.00 $0.00 $0.00 $0.00
2A $0.00 $0.00 $0.00 $0.00 $0.00
M1 $0.00 $0.00 $0.00 $0.00 $0.00
M2 $0.00 $0.00 $0.00 $0.00 $0.00
M3 $0.00 $0.00 $0.00 $0.00 $0.00
M4 $0.00 $0.00 $0.00 $0.00 $0.00
M5 $0.00 $0.00 $0.00 $0.00 $0.00
M6 $0.00 $0.00 $0.00 $0.00 $0.00
M7 $0.00 $0.00 $0.00 $0.00 $0.00
M8 $0.00 $0.00 $0.00 $0.00 $0.00
M9 $0.00 $0.00 $0.00 $0.00 $0.00
M10 $0.00 $0.00 $0.00 $0.00 $0.00

Contact:
Lai Yee Yuen
(617) 603-6433
lyyuen@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR5
STATEMENT TO CERTIFICATEHOLDERS
Capitalized Interest Amount:
Group1
Group2
Total
Reconciliation:
Beginning Amount 0.00 0.00 0.00 Available funds (A):
Withdrawal: to cover Basis Risk 0.00 0.00 0.00 Servicer remittance 10,161,596.74
Withdrawal: to Depositor 0.00 0.00 0.00 Funds from Capitalized Interest Amount 0.00
Ending Amount 0.00 0.00 0.00 Net Funds from Basis Risk account 0.00
10,161,596.74
Basis Risk Account:
Group1
Group2
Total
Distributions (B):
Beginning Balance 0.00 0.00 0 Total interest distributed 8,280,689.62
Deposit / Withdrawal : Income to X 0.00 0.00 0 Total principal distributed 1,880,907.12
Deposit : Required Amount from waterfall 0.00 0.00 0 Net Deposits to Basis Risk account 0.00
Withdrawal: to cover Basis Risk shortfalls 0.00 0.00 0 10,161,596.74
Withdrawal: to X when Libor certs reduced to zero 0.00 0.00 0
Ending Balance 0.00 0.00
0
(A) - (B): 0.00
Miscellaneous:
Group1
Group2
Total
Cumulative Recoveries 0.00 0.00 0.00
A) Advances required to be made by Servicer 2,580,183.54 613,313.93 3,193,497.47
B) Advances actually made by Servicer 2,580,183.54 613,313.93 3,193,497.47
C) Excess of A over B 0.00 0.00 0.00
Cumulative Payments to following bonds:
Class R
0.00
Class X-I 6,413,131.63
Class P 183,270.18
Interest Remittance Amount 8,196,131.15
Principal Remittance Amount 1,880,907.12
Principal Distribution Amount 1,880,907.12
ACCOUNT ACTIVITY

Contact:
Lai Yee Yuen
(617) 603-6433
lyyuen@usbank.com
Distribution Date
26-Dec-06
Greenpoint Mortgage Funding Trust
Mortgage Pass-Through Certificates, Series 2006-AR5
STATEMENT TO CERTIFICATEHOLDERS
Trigger Event:
Pool 1
Pool 2
Overcollateralization:
Relevant information: Ending Overcollateralization Amount 6,385,735.00
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 2,059,868.70 0.00 Target Overcollateralization Amount 6,385,735.00
B) Ending Collateral Balance 1,039,926,142.70 231,876,179.42 Ending Overcollateralization deficiency amount 0.00
C) Current Delinquency Rate (A/B) 0.162% 0.000% Overcollateralization release amount 0.00
D) Rolling Three Month Delinquency Rate 0.054% 0.000%
E) Applicable Delinquency Event trigger limit 2.787% 4.079%
F) Cumulative Realized Losses 0.00 0.00
Excess interest distributions:
G) Original Collateral Balance 1,277,146,938.13 231,863,337.51 Excess available interest (A): 2,554,433.55
H) Cumulative Loss % ( F / G) 0.000% 0.000%
I) Applicable Cumulative Loss Limit % (not applicable until August 2009) 100.000% 100.000% 1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
A Trigger Event will occur if either (1) or (2) is True: 3) Basis Risk Payments 0.00
1) Rolling Three Month Delinq % equals or exceeds the following % of the Senior Enhance % (C>=E): NO NO 4) Remaining Amounts to X 2,554,433.55
For Distribution Dates prior to October 2012, 24.75% (B): 2,554,433.55
For Distribution Dates on or after October 2012, 31.00%
2) Cumultive Loss % exceeds applicable % (H > I)
NO NO (A)-(B): 0.00
NO
NO
Stepdown Date:
Pool 1
Pool 2
Relevant information:
Senior Enhancement Percentage
11.262% 13.159%
Senior Enhancement Percentage for purposes of Stepdown 11.262% 13.159%
The later to occur of:
(x) the Distribution Date in October 2009
NO NO
(y) first Distribution Date when the Senior Enhancement % equals or exceeds: NO NO
(i) prior to the Distribution Date in October 2012, 28.02%
(ii) on or after the Distribution Date in October 2012, 22.42%
NO NO
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,273,683,229.24
6,332,610.00
4,451,702.88
0.00
1,271,802,322.12
2,140.45
5,887,951.05
442,518.50
0.00
0.00
6,332,610.00
8,594,157.64
398,026.49
4,451,702.88
0.00
0.00
0.00
0.00
3,744,428.27
84,558.47
0.00
10,161,596.74
3,550
3,532
0.9958151910
8.09698%
7.72198%
11.31996%
0.00
3,548
1,271,605,818.96
0.00
0.00
0.00
2,640,444.86
8
0
0.00
0.00
398,026.49
0.00
0.00
0.00
0.00
0.00
1,041,430,154.58
5,141,043.11
3,637,031.23
0.00
1,039,926,142.70
2,140.45
4,756,296.01
382,606.65
0.00
0.00
5,141,043.11
7,026,441.39
325,447.42
3,637,031.23
0.00
0.00
0.00
0.00
3,063,962.74
48,777.45
0.00
8,253,783.30
2,890
2,875
0.9948746370
8.09630%
7.72130%
11.31315%
0.00
2,888
1,039,729,639.54
0.00
0.00
0.00
1,512,385.36
5
0
0.00
0.00
325,447.42
0.00
0.00
0.00
0.00
0.00
232,253,074.66
1,191,566.89
814,671.65
0.00
231,876,179.42
0.00
1,131,655.04
59,911.85
0.00
0.00
1,191,566.89
1,567,716.25
72,579.07
814,671.65
0.00
0.00
0.00
0.00
680,465.53
35,781.02
0.00
1,907,813.44
660
657
1.0000553857
8.10004%
7.72504%
11.35047%
0.00
660
231,876,179.42
0.00
0.00
0.00
1,128,059.50
3
0
0.00
0.00
72,579.07
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
COLLATERAL / REMITTANCE SUMMARY - SERVICER
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Aurora
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
1,273,683,229.24
6,332,610.00
4,451,702.88
0.00
1,271,802,322.12
2,140.45
5,887,951.05
442,518.50
0.00
0.00
6,332,610.00
8,594,157.64
398,026.49
4,451,702.88
0.00
0.00
0.00
0.00
3,744,428.27
84,558.47
0.00
10,161,596.74
3,550
3,532
0.9958151910
8.09698%
7.72198%
11.31996%
0.00
3,548
1,271,605,818.96
0.00
0.00
0.00
2,640,444.86
8.00
0.00
0.00
0.00
398,026.49
0.00
0.00
0.00
0.00
0.00
1,273,683,229.24
6,332,610.00
4,451,702.88
0.00
1,271,802,322.12
2,140.45
5,887,951.05
442,518.50
0.00
0.00
6,332,610.00
8,594,157.64
398,026.49
4,451,702.88
0.00
0.00
0.00
0.00
3,744,428.27
84,558.47
0.00
10,161,596.74
3,550
3,532
0.9958151910
8.09698%
7.72198%
11.31996%
0.00
3,548
1,271,605,818.96
0.00
0.00
0.00
2,640,444.86
8.00
0.00
0.00
0.00
398,026.49
0.00
0.00
0.00
0.00
0.00

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
88 7,156,107.24 0.56% 73 5,896,792.01 0.57% 15 1,259,315.23 0.54%
100K to 199.99K
700 110,794,051.27 8.71% 566 89,749,666.68 8.63% 134 21,044,384.59 9.08%
200K to 299.99K
843 209,193,554.00 16.45% 687 170,234,870.15 16.37% 156 38,958,683.85 16.80%
300K to 399.99K
693 240,437,390.47 18.91% 559 194,169,334.16 18.67% 134 46,268,056.31 19.95%
400K to 499.99K
506 227,438,002.73 17.88% 406 182,489,674.02 17.55% 100 44,948,328.71 19.38%
500K to 599.99K
322 174,062,314.96 13.69% 266 143,530,405.32 13.80% 56 30,531,909.64 13.17%
600K to 699.99K
183 117,444,070.99 9.23% 149 95,721,155.95 9.20% 34 21,722,915.04 9.37%
700K to 799.99K
72 54,027,973.71 4.25% 64 47,930,469.07 4.61% 8 6,097,504.64 2.63%
800K to 899.99K
42 35,778,760.43 2.81% 36 30,645,627.93 2.95% 6 5,133,132.50 2.21%
900K to 999.99K
25 23,661,886.75 1.86% 23 21,746,351.55 2.09% 2 1,915,535.20 0.83%
1000K to 1099.99K
25 25,460,870.88 2.00% 19 19,397,410.07 1.87% 6 6,063,460.81 2.61%
1100K to 1199.99K
5 5,649,543.51 0.44% 4 4,547,059.90 0.44% 1 1,102,483.61 0.48%
1200K to 1299.99K
9 11,182,223.61 0.88% 7 8,701,985.65 0.84% 2 2,480,237.96 1.07%
1300K to 1399.99K
4 5,430,456.57 0.43% 4 5,430,456.57 0.52% 0 0.00 0.00%
1400K to 1499.99K
9 13,098,054.85 1.03% 6 8,747,823.52 0.84% 3 4,350,231.33 1.88%
1500K to 1599.99K
3 4,660,642.51 0.37% 3 4,660,642.51 0.45% 0 0.00 0.00%
1600K to 1699.99K
1 1,638,124.81 0.13% 1 1,638,124.81 0.16% 0 0.00 0.00%
1900K to 1999.99K
1 1,972,497.81 0.16% 1 1,972,497.81 0.19% 0 0.00 0.00%
2700K to 2799.99K
1 2,715,795.02 0.21% 1 2,715,795.02 0.26% 0 0.00 0.00%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Remaining Principal Balance
Balance
0.00M
40.00M
80.00M
120.00M
160.00M
200.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K
800K to 899.99K 900K to 999.99K 1000K to 1099.99K 1100K to 1199.99K 1200K to 1299.99K 1300K to 1399.99K 1400K to 1499.99K 1500K to 1599.99K
1600K to 1699.99K 1900K to 1999.99K 2700K to 2799.99K
Balance

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
7.00% - 7.49%
90 33,157,970.97 2.61% 66 25,483,942.69 2.45% 24 7,674,028.28 3.31%
7.50% - 7.99%
801 316,244,468.35 24.87% 659 258,742,464.86 24.88% 142 57,502,003.49 24.80%
8.00% - 8.49%
2,412 848,861,150.59 66.74% 1,958 694,246,984.48 66.76% 454 154,614,166.11 66.68%
8.50% - 8.99%
229 73,538,732.21 5.78% 192 61,452,750.67 5.91% 37 12,085,981.54 5.21%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 8.10%
Group 2 Weighted Average Rate: 8.10%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
456 175,663,114.24 13.81% 373 145,398,174.12 13.98% 83 30,264,940.12 13.05%
3.00% - 3.99%
3,076 1,096,139,207.88 86.19% 2,502 894,527,968.58 86.02% 574 201,611,239.30 86.95%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 3.30%
Group 2 Weighted Average Margin: 3.31%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
456 175,663,114.24 13.81% 373 145,398,174.12 13.98% 83 30,264,940.12 13.05%
3.00% - 3.99%
3,076 1,096,139,207.88 86.19% 2,502 894,527,968.58 86.02% 574 201,611,239.30 86.95%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 3.30%
Group 2 Weighted Average Lifetime Rate Floor: 3.31%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
522 189,649,454.57 14.91% 427 158,705,893.68 15.26% 95 30,943,560.89 13.34%
12.00% - 12.99%
3,010 1,082,152,867.55 85.09% 2,448 881,220,249.02 84.74% 562 200,932,618.53 86.66%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 11.69%
Group 2 Weighted Average Lifetime Rate Ceiling: 11.73%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1
3,532 1,271,802,322.12 100.00% 2,875 1,039,926,142.70 100.00% 657 231,876,179.42 100.00%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Frequency of Interest Rate Adjustments
Months

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
12
3,532 1,271,802,322.12 100.00% 2,875 1,039,926,142.70 100.00% 657 231,876,179.42 100.00%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Month LIBOR
301 95,044,712.14 7.47% 255 80,735,880.43 7.76% 46 14,308,831.71 6.17%
1 Year MTA
3,231 1,176,757,609.98 92.53% 2,620 959,190,262.27 92.24% 611 217,567,347.71 93.83%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
217 74,401,814.14 5.85% 171 60,262,684.09 5.79% 46 14,139,130.05 6.10%
3 Units
62 24,572,211.24 1.93% 53 21,479,138.39 2.07% 9 3,093,072.85 1.33%
4 Units
125 50,202,801.52 3.95% 99 39,013,817.59 3.75% 26 11,188,983.93 4.83%
Condominium
14 8,485,104.26 0.67% 13 7,043,423.53 0.68% 1 1,441,680.73 0.62%
High Rise Condo
65 24,604,433.78 1.93% 57 22,436,711.24 2.16% 8 2,167,722.54 0.93%
Low Rise Condo
394 103,098,503.90 8.11% 341 89,401,689.08 8.60% 53 13,696,814.82 5.91%
Mid Rise Condo
21 5,803,648.91 0.46% 18 5,240,099.89 0.50% 3 563,549.02 0.24%
Planned Unit Development
661 247,301,400.18 19.44% 557 206,853,262.02 19.89% 104 40,448,138.16 17.44%
Single Family
1,973 733,332,404.19 57.66% 1,566 588,195,316.87 56.56% 407 145,137,087.32 62.59%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Property Type
Type
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2006
3,532 1,271,802,322.12 100.00% 2,875 1,039,926,142.70 100.00% 657 231,876,179.42 100.00%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Year of First Payment Date
Year

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
25.00%-29.99%
5 1,133,649.94 0.09% 4 1,034,158.97 0.10% 1 99,490.97 0.04%
30.00%-34.99%
5 2,055,238.50 0.16% 5 2,055,238.50 0.20% 0 0.00 0.00%
35.00%-39.99%
11 3,396,306.12 0.27% 8 2,106,904.20 0.20% 3 1,289,401.92 0.56%
40.00%-44.99%
9 1,857,365.30 0.15% 6 1,232,218.41 0.12% 3 625,146.89 0.27%
45.00%-49.99%
20 6,668,424.15 0.52% 19 6,557,603.11 0.63% 1 110,821.04 0.05%
50.00%-54.99%
27 9,402,441.46 0.74% 26 9,099,976.67 0.88% 1 302,464.79 0.13%
55.00%-59.99%
36 16,759,290.28 1.32% 27 13,940,870.93 1.34% 9 2,818,419.35 1.22%
60.00%-64.99%
45 21,789,998.17 1.71% 36 17,296,592.98 1.66% 9 4,493,405.19 1.94%
65.00%-69.99%
104 43,327,882.66 3.41% 79 34,444,806.05 3.31% 25 8,883,076.61 3.83%
70.00%-74.99%
225 93,947,934.28 7.39% 183 75,424,024.85 7.25% 42 18,523,909.43 7.99%
75.00%-79.99%
777 271,876,644.51 21.38% 651 228,239,484.08 21.95% 126 43,637,160.43 18.82%
80.00%-84.99%
2,161 766,002,919.00 60.23% 1,750 623,269,783.52 59.93% 411 142,733,135.48 61.56%
85.00%-89.99%
34 12,123,777.87 0.95% 25 9,706,189.45 0.93% 9 2,417,588.42 1.04%
90.00%-94.99%
64 18,286,225.96 1.44% 48 13,239,440.71 1.27% 16 5,046,785.25 2.18%
95.00%-99.99%
9 3,174,223.92 0.25% 8 2,278,850.27 0.22% 1 895,373.65 0.39%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 78
Group 2 Weighted Average LTV: 78
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,485 861,274,733.78 67.72% 2,049 714,403,873.12 68.70% 436 146,870,860.66 63.34%
457 - 480
1,047 410,527,588.34 32.28% 826 325,522,269.58 31.30% 221 85,005,318.76 36.66%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 393
Group 2 Weighted Average Remaining Amortization Months: 400
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,485 861,274,733.78 67.72% 2,049 714,403,873.12 68.70% 436 146,870,860.66 63.34%
457 - 480
1,047 410,527,588.34 32.28% 826 325,522,269.58 31.30% 221 85,005,318.76 36.66%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 393
Group 2 Weighted Average Remaining Months: 400

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,485 861,274,733.78 67.72% 2,049 714,403,873.12 68.70% 436 146,870,860.66 63.34%
457 - 480
1,047 410,527,588.34 32.28% 826 325,522,269.58 31.30% 221 85,005,318.76 36.66%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 398
Group 2 Weighted Average Original Amortization Months: 404
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
337 - 360
2,485 861,274,733.78 67.72% 2,049 714,403,873.12 68.70% 436 146,870,860.66 63.34%
457 - 480
1,047 410,527,588.34 32.28% 826 325,522,269.58 31.30% 221 85,005,318.76 36.66%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 398
Group 2 Weighted Average Original Remaining Months: 404

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
3 1,066,651.24 0.08% 3 1,066,651.24 0.10% 0 0.00 0.00%
ARIZONA
205 52,757,628.42 4.15% 176 44,688,176.73 4.30% 29 8,069,451.69 3.48%
CALIFORNIA
1,541 704,827,352.53 55.42% 1,197 555,973,609.07 53.46% 344 148,853,743.46 64.20%
COLORADO
50 12,098,919.65 0.95% 37 8,721,271.31 0.84% 13 3,377,648.34 1.46%
CONNECTICUT
14 4,720,779.22 0.37% 12 4,264,043.41 0.41% 2 456,735.81 0.20%
DELAWARE
4 1,126,541.88 0.09% 3 1,023,392.29 0.10% 1 103,149.59 0.04%
DISTRICT OF COLUMBIA
9 2,644,230.31 0.21% 9 2,644,230.31 0.25% 0 0.00 0.00%
FLORIDA
322 84,748,830.90 6.66% 239 62,066,092.38 5.97% 83 22,682,738.52 9.78%
GEORGIA
28 6,207,897.19 0.49% 24 5,384,560.93 0.52% 4 823,336.26 0.36%
IDAHO
32 5,871,271.84 0.46% 29 5,399,574.16 0.52% 3 471,697.68 0.20%
ILLINOIS
46 14,314,610.79 1.13% 43 13,634,358.48 1.31% 3 680,252.31 0.29%
INDIANA
7 946,828.72 0.07% 7 946,828.72 0.09% 0 0.00 0.00%
KANSAS
4 725,171.80 0.06% 4 725,171.80 0.07% 0 0.00 0.00%
KENTUCKY
5 463,521.79 0.04% 5 463,521.79 0.04% 0 0.00 0.00%
LOUISIANA
3 439,118.93 0.03% 3 439,118.93 0.04% 0 0.00 0.00%
MARYLAND
83 28,170,508.60 2.22% 82 27,934,653.47 2.69% 1 235,855.13 0.10%
MASSACHUSETTS
41 15,237,261.04 1.20% 29 10,172,488.44 0.98% 12 5,064,772.60 2.18%
MICHIGAN
42 12,191,792.04 0.96% 26 8,094,506.93 0.78% 16 4,097,285.11 1.77%
MINNESOTA
65 15,678,334.83 1.23% 63 15,341,579.47 1.48% 2 336,755.36 0.15%
MISSOURI
10 2,021,314.10 0.16% 4 1,170,326.99 0.11% 6 850,987.11 0.37%
MONTANA
3 617,684.17 0.05% 3 617,684.17 0.06% 0 0.00 0.00%
NEBRASKA
5 420,650.30 0.03% 2 204,704.14 0.02% 3 215,946.16 0.09%
NEVADA
152 50,110,330.02 3.94% 125 42,085,066.88 4.05% 27 8,025,263.14 3.46%
NEW JERSEY
123 45,139,981.66 3.55% 117 42,212,947.56 4.06% 6 2,927,034.10 1.26%
NEW MEXICO
20 4,229,625.47 0.33% 17 3,585,886.61 0.34% 3 643,738.86 0.28%
NEW YORK
77 34,828,798.56 2.74% 73 33,329,991.36 3.21% 4 1,498,807.20 0.65%
NORTH CAROLINA
21 6,285,354.40 0.49% 21 6,285,354.40 0.60% 0 0.00 0.00%
NORTH DAKOTA
2 200,141.18 0.02% 1 109,460.37 0.01% 1 90,680.81 0.04%
OHIO
16 3,093,265.16 0.24% 14 2,750,789.17 0.26% 2 342,475.99 0.15%
OKLAHOMA
5 688,677.19 0.05% 4 491,337.65 0.05% 1 197,339.54 0.09%
OREGON
96 24,292,990.56 1.91% 83 21,485,197.53 2.07% 13 2,807,793.03 1.21%
PENNSYLVANIA
29 6,981,323.82 0.55% 25 5,294,586.46 0.51% 4 1,686,737.36 0.73%
RHODE ISLAND
6 1,908,670.83 0.15% 5 1,696,905.02 0.16% 1 211,765.81 0.09%
SOUTH CAROLINA
3 1,209,774.24 0.10% 3 1,209,774.24 0.12% 0 0.00 0.00%
TENNESSEE
8 1,989,259.96 0.16% 5 1,604,569.60 0.15% 3 384,690.36 0.17%
TEXAS
75 13,372,355.57 1.05% 62 11,482,283.56 1.10% 13 1,890,072.01 0.82%
UTAH
70 14,550,567.09 1.14% 55 11,586,761.58 1.11% 15 2,963,805.51 1.28%
VIRGINIA
89 31,926,951.76 2.51% 81 29,164,852.99 2.80% 8 2,762,098.77 1.19%
WASHINGTON
215 62,688,037.05 4.93% 181 53,564,515.25 5.15% 34 9,123,521.80 3.93%
WISCONSIN
1 654,758.03 0.05% 1 654,758.03 0.06% 0 0.00 0.00%
WYOMING
2 354,559.28 0.03% 2 354,559.28 0.03% 0 0.00 0.00%
Total
3,532
1,271,802,322.12
100.00%
2,875
1,039,926,142.70
100.00%
657
231,876,179.42
100.00%
Geographic Distribution by State
State

Distribution Date: Dec 26, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
0
10
20
30
40
50
60
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEW JERSEY
NEVADA
NEW YORK
VIRGINIA
MARYLAND
OREGON
MINNESOTA
ILLINOIS
UTAH
TEXAS
MASSACHUSETTS
COLORADO
MICHIGAN
NORTH CAROLINA
IDAHO
GEORGIA
PENNSYLVANIA
CONNECTICUT
NEW MEXICO
OHIO
DISTRICT OF
COLUMBIA
RHODE ISLAND
TENNESSEE
SOUTH CAROLINA
MISSOURI
ALABAMA
DELAWARE
INDIANA
KANSAS
WISCONSIN
MONTANA
OKLAHOMA
KENTUCKY
LOUISIANA
WYOMING
NEBRASKA
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 1
0
10
20
30
40
50
60
70
CALIFORNIA
FLORIDA
WASHINGTON
ARIZONA
NEVADA
MASSACHUSETTS
MICHIGAN
COLORADO
UTAH
NEW JERSEY
OREGON
VIRGINIA
TEXAS
PENNSYLVANIA
NEW YORK
MISSOURI
GEORGIA
ILLINOIS
NEW MEXICO
IDAHO
CONNECTICUT
TENNESSEE
OHIO
MINNESOTA
MARYLAND
NEBRASKA
RHODE ISLAND
OKLAHOMA
DELAWARE
NORTH DAKOTA
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
3,505
1,258,162,276.11
99.09%
1,254,568,867.25
18
10,036,316.68
0.79%
9,936,543.85
4
1,543,860.63
0.12%
1,529,147.47
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3,527
1,269,742,453.42
1,266,034,558.57
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
541,767.75
100.00%
538,561.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
541,767.75
538,561.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
1,518,100.95
100.00%
1,501,600.00
0
0.00
0.00%
0.00
3
1,518,100.95
1,501,600.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
3,507
1,258,704,043.86
98.97%
1,255,107,428.25
18
10,036,316.68
0.79%
9,936,543.85
4
1,543,860.63
0.12%
1,529,147.47
3
1,518,100.95
0.12%
1,501,600.00
0
0.00
0.00%
0.00
3,532
1,271,802,322.12
100.00%
1,268,074,719.57
All Groups
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 99.0%
30 - 59 days 0.8%
60 - 89 days 0.1%
90 - 120 days 0.1%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
2,852
1,028,447,403.27
99.04%
1,025,548,076.66
16
8,416,777.85
0.81%
8,333,252.37
4
1,543,860.63
0.15%
1,529,147.47
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2,872
1,038,408,041.75
1,035,410,476.50
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
3
1,518,100.95
100.00%
1,501,600.00
0
0.00
0.00%
0.00
3
1,518,100.95
1,501,600.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
2,852
1,028,447,403.27
98.90%
1,025,548,076.66
16
8,416,777.85
0.81%
8,333,252.37
4
1,543,860.63
0.15%
1,529,147.47
3
1,518,100.95
0.15%
1,501,600.00
0
0.00
0.00%
0.00
2,875
1,039,926,142.70
100.00%
1,036,912,076.50
Group 1
Current
30 - 59 days
60 - 89 days
90 - 120 days
Current 98.9%
30 - 59 days 0.8%
60 - 89 days 0.1%
90 - 120 days 0.1%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
653
229,714,872.84
99.30%
229,020,790.59
2
1,619,538.83
0.70%
1,603,291.48
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
655
231,334,411.67
230,624,082.07
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
2
541,767.75
100.00%
538,561.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
541,767.75
538,561.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
655
230,256,640.59
99.30%
229,559,351.59
2
1,619,538.83
0.70%
1,603,291.48
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
657
231,876,179.42
100.00%
231,162,643.07
Group 2
Current
30 - 59 days
Current 99.3%
30 - 59 days 0.7%
60 - 89 days 0.0%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Dec 26, 2006
DELINQUENCY SUMMARY REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
18 10,036,316.68 86.67% 4 1,543,860.63 13.33% 0 0.00 0.00% 0 0.00 0.00%
22
11,580,177.31
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 3 1,518,100.95 100.00% 0 0.00 0.00%
3
1,518,100.95
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
18
10,036,316.68
76.62%
4
1,543,860.63
11.79%
3
1,518,100.95
11.59%
0
0.00
0.00%
25
13,098,278.26
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
16 8,416,777.85 84.50% 4 1,543,860.63 15.50% 0 0.00 0.00% 0 0.00 0.00%
20
9,960,638.48
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 3 1,518,100.95 100.00% 0 0.00 0.00%
3
1,518,100.95
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
16
8,416,777.85
73.32%
4
1,543,860.63
13.45%
3
1,518,100.95
13.23%
0
0.00
0.00%
23
11,478,739.43
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
2 1,619,538.83 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
2
1,619,538.83
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
2
1,619,538.83
100.00%
0
0.00
0.00%
0
0.00
0.00%
0
0.00
0.00%
2
1,619,538.83
100.00%
Group 2
64.26
11.79
11.59
0.00
12.36
0.00
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
10
20
30
40
50
60
70
Group 1
Group 2
0
10
20
30
40
50
60
70
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
76.05
0.00
11.59
0.00
12.36
0.00
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
70
80
Group 1
Group 2
0
10
20
30
40
50
60
70
80
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 1,507,856.53 7 2,502,766.13 18 10,036,316.68
60 - 89 days
0 0.00 3 1,512,898.29 4 1,543,860.63
90 - 120 days
0 0.00 0 0.00 3 1,518,100.95
Bankruptcy
0 0.00 0 0.00 2 541,767.75
Foreclosure
0 0.00 0 0.00 3 1,518,100.95
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
12
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
12
/1
/2
00
6
Balance ($)
Foreclosure
0.00M
2.00M
4.00M
6.00M
8.00M
10.00M
12.00M
14.00M
16.00M
18.00M
20.00M
12
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
October 2006
November 2006
December 2006
Count
Balance ($)
Count
Balance ($)
Count
Balance ($)
30 - 59 days
3 1,507,856.53 7 2,502,766.13 16 8,416,777.85
60 - 89 days
0 0.00 3 1,512,898.29 4 1,543,860.63
90 - 120 days
0 0.00 0 0.00 3 1,518,100.95
Foreclosure
0 0.00 0 0.00 3 1,518,100.95
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10
/1
/2
00
6
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
30 - 59 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
11
/1
/2
00
6
12
/1
/2
00
6
Balance ($)
60 - 89 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
12
/1
/2
00
6
Balance ($)
90 - 120 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
12
/1
/2
00
6
Balance ($)
Foreclosure

Distribution Date: Dec 26, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
December 2006
Count
Balance ($)
30 - 59 days
2 1,619,538.83
Bankruptcy
2 541,767.75
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
12
/1
/2
00
6
Balance ($)
30 - 59 days
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
12
/1
/2
00
6
Balance ($)
Bankrupcty

Distribution Date: Dec 26, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Group 1
Group 2
Total
Current
5.76%
5,138,902.66
5.99%
1,191,566.89
5.80%
6,330,469.55
3 Month
5.97% 4.01% 5.62%
Life CPR
5.97% 4.01% 5.62%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
3 Month
0.00% 0.00% 0.00%
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Percentage
Current CPR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Percentage
Current CDR
0M
2M
4M
6M
8M
10M
12M
14M
16M
18M
20M
10/1/2006 11/1/2006 12/1/2006
Group 1
Group 2
Total
Amount ($)

Distribution Date: Dec 26, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 2
2 541,767.75 100.00%
TOTAL:
2
541,767.75
100.00%
GROUP 2
GROUP 2 100.0%
Total:
100.0%
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121877195 184,000.00 185,611.51 7.75% 12/01/2006 480
122149107 352,000.00 356,156.24 8.25% 11/01/2006 360
Total:
2
541,767.75
536,000.00

Distribution Date: Dec 26, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Foreclosure
Count
Balance ($)
%
GROUP 1
3 1,518,100.95 100.00%
TOTAL:
3
1,518,100.95
100.00%
GROUP 1
GROUP 1 100.0%
Total:
100.0%
GROUP 1
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121894406 213,600.00 215,851.72 7.88% 08/01/2006 360
121884837 288,000.00 291,707.54 8.88% 08/01/2006 360
121882401 1,000,000.00 1,010,541.69 7.88% 08/01/2006 360
Total:
3
1,518,100.95
1,501,600.00

Distribution Date: Dec 26, 2006
REO LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
15 4,715,550.00 4,756,296.01 0.00 1,041,430,154.58
GROUP 2
3 1,128,000.00 1,131,655.04 0.00 232,253,074.66
TOTAL:
18
5,843,550.00
5,887,951.05
0.00
0.46%
99.54%
1
0.49%
99.51%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121881809 215,300.00 216,090.77 216,793.87 0.00 0.00 0.00 Voluntary PIF
11/28/2006
0.00 7.750%
6,678.74
121881965 356,000.00 358,493.67 359,642.46 0.00 0.00 0.00 Voluntary PIF
11/21/2006
0.00 8.250%
0.00
121884811 230,400.00 231,347.64 232,086.56 0.00 0.00 0.00 Voluntary PIF
11/03/2006
0.00 8.250%
0.00
121887632 206,250.00 207,136.82 207,854.35 0.00 0.00 0.00 Voluntary PIF
11/15/2006
0.00 8.000%
0.00
121887913 468,000.00 470,377.72 471,868.08 0.00 0.00 0.00 Voluntary PIF
11/07/2006
0.00 8.250%
0.00
121889398 377,600.00 379,004.36 380,237.59 0.00 0.00 0.00 Voluntary PIF
11/15/2006
0.00 7.750%
0.00
121889794 247,000.00 247,783.94 248,446.09 0.00 0.00 0.00 Voluntary PIF
11/21/2006
0.00 8.250%
8,157.27
121890552 222,000.00 222,863.17 223,574.79 0.00 0.00 0.00 Voluntary PIF
11/22/2006
0.00 8.250%
7,305.38
121892236 368,000.00 369,719.46 371,077.65 0.00 0.00 0.00 Voluntary PIF
11/03/2006
0.00 8.250%
0.00
121895601 351,000.00 353,458.68 354,591.35 0.00 0.00 0.00 Voluntary PIF
11/30/2006
0.00 8.250%
0.00
122135429 416,000.00 417,710.99 419,045.13 0.00 0.00 0.00 Voluntary PIF
11/03/2006
0.00 8.250%
0.00
122140569 156,000.00 156,745.49 157,275.80 0.00 0.00 0.00 Voluntary PIF
11/09/2006
0.00 8.625%
0.00
122146822 284,000.00 285,168.08 286,078.89 0.00 0.00 0.00 Voluntary PIF
11/17/2006
0.00 8.250%
9,384.08
122147879 535,000.00 540,479.40 542,729.82 0.00 0.00 0.00 Voluntary PIF
11/30/2006
0.00 8.000%
17,251.98
122148547 283,000.00 284,098.61 284,993.58 0.00 0.00 0.00 Voluntary PIF
11/22/2006
0.00 7.625%
0.00
Total:
15
4,715,550.00
4,740,478.80
0.00
4,756,296.01
0.00
0.00
0.00
48,777.45
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121886568 348,000.00 349,394.09 350,676.86 0.00 0.00 0.00 Voluntary PIF
11/17/2006
0.00 8.250%
11,439.71
121894570 264,000.00 264,351.60 265,055.99 0.00 0.00 0.00 Voluntary PIF
11/09/2006
0.00 8.250%
8,726.50
122138183 516,000.00 514,313.81 515,922.19 0.00 0.00 0.00 Voluntary PIF
11/28/2006
0.00 7.625%
15,614.81

Distribution Date: Dec 26, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
Total:
3
1,128,000.00
1,128,059.50
0.00
1,131,655.04
0.00
0.00
0.00
35,781.02

Distribution Date: Dec 26, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Dec 26, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
GREENPOINT MORTGAGE FUNDING TRUST MORTGAGE PASS-THROUGH CERTIFICATES, SERIES
2006-AR5
David Duclos
Account Administrator
617-603-6409
david.duclos@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #